Summary of Significant Accounting Policies - Adjusted Cash Flows to Apply Adopted Guidance (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ (453)	$ 3,441	$ 8,479	$ 9,172	$ 866
Noncash revenues, expenses, gains and losses included in income (loss):
Unrealized gains in earnings - net	151	(36)	864	(556)	(343)
Change in the fair value of market risk benefits in earnings, net	316	(496)	(1,481)	(1,427)	0
Depreciation and other amortization	105	157	585	413	325
Changes in operating assets and liabilities:
Insurance reserves	41	(212)	996	1,536	1,972
Premiums and other receivables and payables - net	17	(61)	(40)	(156)	(575)
Reinsurance assets and funds held under reinsurance treaties	58	311	1,086	307	271
Capitalization of deferred policy acquisition costs	(318)	(261)	(1,059)	(1,058)	(889)
Current and deferred income taxes - net	(220)	341	912	169	(1,930)
Other, net	30	93	390	(709)	614
Total adjustments	754	(3,444)	(5,858)	(6,767)	2,461
Net cash provided by operating activities	301	(3)	2,621	2,405	3,327
Cash flows from financing activities:
Policyholder contract deposits	8,226	6,410	26,582	25,443	22,438
Net cash provided by (used in) financing activities	$ 1,065	1,250	4,674	(753)	$ 4,666
As Previously Reported
Cash flows from operating activities:
Net income		3,536	8,469	8,284
Noncash revenues, expenses, gains and losses included in income (loss):
Unrealized gains in earnings - net		(1,169)	(1,621)	(1,573)
Change in the fair value of market risk benefits in earnings, net		0	0	0
Depreciation and other amortization		469	1,021	562
Changes in operating assets and liabilities:
Insurance reserves		67	2,064	2,161
Premiums and other receivables and payables - net			68	226
Reinsurance assets and funds held under reinsurance treaties		97	409	155
Capitalization of deferred policy acquisition costs		(244)	(991)	(1,000)
Current and deferred income taxes - net		365	890	(70)
Other, net		235	577	(686)
Total adjustments		(3,521)	(5,774)	(5,823)
Net cash provided by operating activities		15	2,695	2,461
Cash flows from financing activities:
Policyholder contract deposits		6,392	26,508	25,387
Net cash provided by (used in) financing activities		1,232	4,600	(809)
Effect of Change
Cash flows from operating activities:
Net income		(95)	10	888
Noncash revenues, expenses, gains and losses included in income (loss):
Unrealized gains in earnings - net		1,133	2,485	1,017
Change in the fair value of market risk benefits in earnings, net		496	(1,481)	(1,427)
Depreciation and other amortization		(312)	(436)	(149)
Changes in operating assets and liabilities:
Insurance reserves		(279)	(1,068)	(625)
Premiums and other receivables and payables - net			(28)	(70)
Reinsurance assets and funds held under reinsurance treaties		214	677	152
Capitalization of deferred policy acquisition costs		(17)	(68)	(58)
Current and deferred income taxes - net		(24)	22	239
Other, net		(142)	(187)	(23)
Total adjustments		77	(84)	(944)
Net cash provided by operating activities		(18)	(74)	(56)
Cash flows from financing activities:
Policyholder contract deposits		18	74	56
Net cash provided by (used in) financing activities		$ 18	$ 74	$ 56